UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06526
Boston Trust & Walden Funds

(Exact name of registrant as specified in charter)
One Beacon Street, Boston MA	02108

(Address of principal executive offices)	(Zip code)
3435 Stelzer Road, Columbus, OH	43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-282-8782

Date of fiscal year end: March 31
Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (78.9%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (10.6%)
Advance Auto Parts, Inc.	2,500	398,200
Autoliv, Inc.	30,000	3,183,600
Comcast Corp., Class A	100,000	5,801,000
DIRECTV (a)	35,000	3,034,500
Johnson Controls, Inc.	25,000	1,208,500
NIKE, Inc., Class B	70,000	6,730,500
Nordstrom, Inc.	50,000	3,969,500
Omnicom Group, Inc.	75,000	5,810,250
Ross Stores, Inc.	40,000	3,770,400
Wal-Mart Stores, Inc.	40,000	3,435,200

		37,341,650

Consumer Staples (8.0%)
Church & Dwight Co., Inc.	30,000	2,364,300
Colgate-Palmolive Co.	30,000	2,075,700
Costco Wholesale Corp.	35,000	4,961,250
Diageo PLC, Sponsored ADR	30,000	3,422,700
McCormick & Co., Inc.	25,000	1,857,500
Nestle SA, Sponsored ADR	50,000	3,647,500
PepsiCo, Inc.	40,000	3,782,400
Procter & Gamble Co.	35,000	3,188,150
Reckitt Benckiser Group PLC, Sponsored ADR	100,000	1,657,000
SYSCO Corp.	35,000	1,389,150

		28,345,650

Energy (5.3%)
Chevron Corp.	40,000	4,487,200
ConocoPhillips	40,000	2,762,400
Exxon Mobil Corp.	90,002	8,320,685
Schlumberger Ltd.	35,000	2,989,350

		18,559,635

Financials (13.2%)
American Express Co.	50,000	4,652,000
BB&T Corp.	25,000	972,250
Chubb Corp.	70,000	7,242,900
Cincinnati Financial Corp.	100,000	5,183,000
Comerica, Inc.	60,000	2,810,400
Commerce Bancshares, Inc.	27,562	1,198,671
JPMorgan Chase & Co.	100,000	6,258,000
M&T Bank Corp.	10,000	1,256,200
Northern Trust Corp.	22,500	1,516,500
PNC Financial Services Group, Inc.	40,000	3,649,200
State Street Corp.	25,000	1,962,500
T. Rowe Price Group, Inc.	75,000	6,439,500
US Bancorp	75,000	3,371,250

		46,512,371

Health Care (12.2%)
Becton, Dickinson & Co.	50,000	6,958,000
C.R. Bard, Inc.	35,000	5,831,700
DENTSPLY International, Inc.	50,000	2,663,500
Edwards Lifesciences Corp. (a)	25,000	3,184,500
Express Scripts Holding Co. (a)	75,000	6,350,250
Indivior PLC, ADR (a)	4,000	45,200
Johnson & Johnson, Inc.	40,000	4,182,800
Medtronic, Inc.	35,000	2,527,000
Mettler-Toledo International, Inc. (a)	7,500	2,268,450
Roche Holding AG, Sponsored ADR	120,000	4,078,800
St. Jude Medical, Inc.	20,000	1,300,600
Stryker Corp.	20,000	1,886,600
Varian Medical Systems, Inc. (a)	20,000	1,730,200

		43,007,600

Industrials (13.3%)
3M Co.	35,000	5,751,200
Deere & Co.	5,000	442,350
Donaldson Co., Inc.	75,000	2,897,250
Emerson Electric Co.	50,000	3,086,500
Hubbell, Inc., Class B	40,000	4,273,200
Illinois Tool Works, Inc.	50,000	4,735,000
Precision Castparts Corp.	30,000	7,226,401
Rockwell Collins, Inc.	55,000	4,646,400
Union Pacific Corp.	20,000	2,382,600
United Parcel Service, Inc., Class B	50,000	5,558,500
W.W. Grainger, Inc.	25,000	6,372,250

		47,371,651

Information Technology (13.2%)
Accenture PLC, Class A	70,000	6,251,700
Apple, Inc.	75,000	8,278,500
Automatic Data Processing, Inc.	70,000	5,835,900
Cdk Global, Inc.	23,333	951,053
EMC Corp.	100,000	2,974,000
Google, Inc., Class A (a)	2,000	1,061,320
Google, Inc., Class C (a)	5,000	2,632,000
Intel Corp.	25,000	907,250
Microsoft Corp.	140,000	6,503,000
Oracle Corp.	125,000	5,621,250
QUALCOMM, Inc.	25,000	1,858,250
Visa, Inc.	15,000	3,933,000

		46,807,223

Materials (3.1%)
Air Products & Chemicals, Inc.	22,500	3,245,175
AptarGroup, Inc.	30,000	2,005,200
Ecolab, Inc.	15,000	1,567,800
Sigma-Aldrich Corp.	30,000	4,118,100

		10,936,275

TOTAL COMMON STOCKS (Cost $140,856,187)		278,882,055

CORPORATE BONDS (2.8%)
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Consumer Staples (0.2%)
Diageo Capital PLC, 5.50%, 9/30/16	500,000	538,329

Financials (2.0%)
American Express Bank FSB, 6.00%, 9/13/17, MTN	200,000	223,092
American Express Co., 2.65%, 12/2/22	1,926,000	1,890,989
American Express Co., 7.00%, 3/19/18	1,500,000	1,736,696
John Deere Capital Corp., 5.35%, 4/3/18, MTN	1,000,000	1,116,573
JPMorgan Chase & Co., 3.15%, 7/5/16	1,500,000	1,542,245
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	500,000	651,903

		7,161,498

Health Care (0.3%)
Becton, Dickinson & Co., 3.13%, 11/8/21	1,000,000	1,005,258

Industrials (0.1%)
Emerson Electric Co., 5.13%, 12/1/16	300,000	323,868

See Notes to Schedule of Portfolio Investments

Boston Trust Asset Management Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

CORPORATE BONDS, CONTINUED
Security Description	Shares or Principal Amount ($)	Fair Value ($)

Information Technology (0.2%)
Oracle Corp., 5.75%, 4/15/18	750,000	848,491

TOTAL CORPORATE BONDS (Cost $8,996,766)		9,877,444

MUNICIPAL BONDS (1.9%)
Florida (0.3%):
Florida State Board of Education, Series D, GO, 5.00%, 6/1/21, Callable 6/1/17 @ 101	1,000,000	1,105,240

Illinois (0.5%):
Illinois State, Series A, GO, 5.00%, 3/1/22, Callable 2/20/15 @ 100	600,000	601,914
Illinois State, GO, 5.00%, 4/1/24, Callable 4/1/17 @ 100	500,000	538,400
Illinois State, Series A, GO, 5.00%, 6/1/29, Callable 12/1/16 @ 100	250,000	260,258

		1,400,572

Massachusetts (0.6%):
Massachusetts State Development Finance Agency Revenue, Series R-2, 5.00%, 7/1/28, Callable 7/1/20 @ 100	460,000	530,329
Massachusetts State Health & Educational Facilities Authority Revenue, Series A, 5.00%, 12/15/26, GO of Institution, Callable 12/15/19 @ 100	1,500,000	1,767,149

		2,297,478

Ohio (0.1%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	500,000	525,330

Washington (0.1%):
Washington State, Series C, GO, 5.00%, 2/1/26, Callable 2/1/19 @ 100	250,000	285,798

Wisconsin (0.3%):
Wisconsin State, Series C, GO, 5.00%, 5/1/25, Callable 5/1/18 @ 100	200,000	226,826
Wisconsin State, Series D, GO, 5.50%, 5/1/26, Callable 5/1/18 @ 100, Prerefunded 5/1/18 @ 100	750,000	860,175

		1,087,001

TOTAL MUNICIPAL BONDS (Cost $6,333,049)		6,701,419

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (15.2%)
Federal Farm Credit Bank
2.63%, 8/12/19	11,500,000	11,918,129
2.95%, 1/27/25	2,000,000	2,071,316
3.39%, 2/1/28	2,000,000	2,073,080
3.85%, 12/26/25	2,770,000	3,027,424

Federal Home Loan Bank		19,089,949

2.50%, 12/10/27	1,500,000	1,431,930
2.88%, 9/13/24	2,500,000	2,568,545
3.50%, 9/24/29	2,000,000	2,119,882
4.13%, 12/13/19	2,000,000	2,217,956

		8,338,313

Government National Mortgage Association
4.00%, 9/15/40	539,415	579,390

U.S. Treasury Note
2.38%, 6/30/18	7,000,000	7,255,934
2.75%, 2/15/24	17,500,000	18,416,020

		25,671,954

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $52,284,425)		53,679,606

INVESTMENT COMPANIES (1.3%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	4,737,664	4,737,664

TOTAL INVESTMENT COMPANIES (Cost $4,737,664)		4,737,664

Total Investments (Cost $213,208,091)(c) — 100.1%		353,878,188
Liabilities in excess of other assets — (0.1)%		(450,464)

NET ASSETS — 100.0%		$353,427,724

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FSB	Federal Savings Bank
GO	General Obligation
MTN	Medium Term Note
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedule of Portfolio Investments

Boston Trust Equity Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (99.0%)
Security Description	Shares	Fair Value ($)

Consumer Discretionary (13.6%)
Advance Auto Parts, Inc.	6,000	955,680
Autoliv, Inc.	15,000	1,591,800
Comcast Corp., Class A	50,000	2,900,500
DIRECTV (a)	14,000	1,213,800
Johnson Controls, Inc.	10,000	483,400
NIKE, Inc., Class B	15,000	1,442,250
Nordstrom, Inc.	25,000	1,984,750
Omnicom Group, Inc.	30,000	2,324,100
Ross Stores, Inc.	5,000	471,300
Wal-Mart Stores, Inc.	17,500	1,502,900

		14,870,480

Consumer Staples (10.8%)
Church & Dwight Co., Inc.	15,000	1,182,150
Colgate-Palmolive Co.	15,000	1,037,850
Costco Wholesale Corp.	15,000	2,126,250
Diageo PLC, Sponsored ADR	12,500	1,426,125
McCormick & Co., Inc.	7,000	520,100
Nestle SA, Sponsored ADR	17,500	1,276,625
PepsiCo, Inc.	12,500	1,182,000
Procter & Gamble Co.	10,000	910,900
Reckitt Benckiser Group PLC, Sponsored ADR	75,000	1,242,750
SYSCO Corp.	25,000	992,250

		11,897,000

Energy (6.3%)
Chevron Corp.	12,500	1,402,250
ConocoPhillips	15,000	1,035,900
Exxon Mobil Corp.	35,000	3,235,750
Schlumberger Ltd.	15,000	1,281,150

		6,955,050

Financials (16.7%)
American Express Co.	20,000	1,860,800
BB&T Corp.	20,000	777,800
Chubb Corp.	25,000	2,586,750
Cincinnati Financial Corp.	30,000	1,554,900
Comerica, Inc.	17,500	819,700
Commerce Bancshares, Inc.	8,268	359,575
JPMorgan Chase & Co.	35,000	2,190,300
M&T Bank Corp.	5,000	628,100
Northern Trust Corp.	10,000	674,000
PNC Financial Services Group, Inc.	17,500	1,596,525
State Street Corp.	15,000	1,177,500
T. Rowe Price Group, Inc.	32,500	2,790,450
US Bancorp	30,000	1,348,500

		18,364,900

Health Care (15.8%)
Becton, Dickinson & Co.	17,000	2,365,720
C.R. Bard, Inc.	12,500	2,082,750
DENTSPLY International, Inc.	25,000	1,331,750
Edwards Lifesciences Corp. (a)	5,000	636,900
Express Scripts Holding Co. (a)	30,000	2,540,100
Indivior PLC, ADR (a)	3,000	33,900
Johnson & Johnson, Inc.	25,000	2,614,250
Medtronic, Inc.	20,000	1,444,000
Mettler-Toledo International, Inc. (a)	1,500	453,690
Roche Holding AG, Sponsored ADR	50,000	1,699,500
St. Jude Medical, Inc.	5,000	325,150
Stryker Corp.	12,000	1,131,960
Varian Medical Systems, Inc. (a)	7,500	648,825

		17,308,495

Industrials (16.6%)
3M Co.	7,500	1,232,400
Deere & Co.	5,000	442,350
Donaldson Co., Inc.	40,000	1,545,200
Emerson Electric Co.	25,000	1,543,250
Hubbell, Inc., Class B	10,000	1,068,300
Illinois Tool Works, Inc.	20,000	1,894,000
Precision Castparts Corp.	14,000	3,372,320
Rockwell Collins, Inc.	15,000	1,267,200
Union Pacific Corp.	12,500	1,489,125
United Parcel Service, Inc., Class B	12,500	1,389,625
W.W. Grainger, Inc.	11,500	2,931,235

		18,175,005

Information Technology (15.9%)
Accenture PLC, Class A	25,000	2,232,750
Apple, Inc.	30,000	3,311,400
Automatic Data Processing, Inc.	20,000	1,667,400
Cdk Global, Inc.	6,666	271,706
EMC Corp.	30,000	892,200
Google, Inc., Class A (a)	750	397,995
Google, Inc., Class C (a)	3,000	1,579,200
Microsoft Corp.	50,000	2,322,500
Oracle Corp.	42,500	1,911,225
QUALCOMM, Inc.	10,000	743,300
Visa, Inc.	8,000	2,097,600

		17,427,276

Materials (3.3%)
Air Products & Chemicals, Inc.	6,000	865,380
AptarGroup, Inc.	7,500	501,300
Ecolab, Inc.	8,000	836,160
Sigma-Aldrich Corp.	10,000	1,372,700

		3,575,540

TOTAL COMMON STOCKS (Cost $56,725,023)		108,573,746

INVESTMENT COMPANIES (1.0%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,140,529	1,140,529

TOTAL INVESTMENT COMPANIES (Cost $1,140,529)		1,140,529

Total Investments (Cost $57,865,552)(c) — 100.0%		109,714,275
Other assets in excess of liabilities — 0.0%		1,030

NET ASSETS — 100.0%		$109,715,305

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Portfolio Investments

Boston Trust Mid Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (97.7%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (16.0%)
Advance Auto Parts, Inc.	4,250	676,940
Autoliv, Inc.	4,075	432,439
Hasbro, Inc.	11,650	640,634
LKQ Corp. (a)	12,500	351,500
Nordstrom, Inc.	10,275	815,732
Omnicom Group, Inc.	13,175	1,020,667
O’Reilly Automotive, Inc. (a)	3,700	712,694
Ross Stores, Inc.	11,900	1,121,694
Sally Beauty Holdings, Inc. (a)	15,500	476,470
Service Corp. International	28,000	635,600
Williams Sonoma, Inc.	5,450	412,456

		7,296,826

Consumer Staples (7.8%)
Brown-Forman Corp., Class B	8,000	702,720
Campbell Soup Co.	11,925	524,700
Church & Dwight Co., Inc.	13,925	1,097,429
McCormick & Co., Inc.	8,150	605,545
Whole Foods Market, Inc.	12,000	605,040

		3,535,434

Energy (5.1%)
Cabot Oil & Gas Corp.	9,000	266,490
Core Laboratories NV	2,725	327,927
Denbury Resources, Inc.	33,800	274,794
Dril-Quip, Inc. (a)	3,850	295,411
Energen Corp.	5,000	318,800
FMC Technologies, Inc. (a)	9,800	459,032
Oceaneering International, Inc.	6,500	382,264

		2,324,718

Financials (18.5%)
Bank of Hawaii Corp.	4,550	269,861
BOK Financial Corp.	5,425	325,717
Brown & Brown, Inc.	12,575	413,843
Chubb Corp.	4,200	434,574
Cincinnati Financial Corp.	14,500	751,535
Comerica, Inc.	10,000	468,400
Commerce Bancshares, Inc.	8,331	362,315
Cullen/Frost Bankers, Inc.	6,450	455,628
East West Bancorp, Inc.	12,450	481,940
Eaton Vance Corp.	11,550	472,742
HCC Insurance Holdings	8,300	444,216
Jones Lang LaSalle, Inc.	4,025	603,468
M&T Bank Corp.	3,450	433,388
Northern Trust Corp.	11,000	741,400
SEI Investments Co.	11,825	473,473
Signature Bank (a)	2,600	327,496
T. Rowe Price Group, Inc.	10,825	929,434

		8,389,430

Health Care (12.8%)
C.R. Bard, Inc.	5,000	833,099
DENTSPLY International, Inc.	11,900	633,913
Haemonetics Corp. (a)	6,850	256,327
Laboratory Corp. of America Holdings (a)	4,000	431,600
MEDNAX, Inc. (a)	5,550	366,911
Mettler-Toledo International, Inc. (a)	2,425	733,466
ResMed, Inc.	5,400	302,724
St. Jude Medical, Inc.	8,500	552,755
The Cooper Companies, Inc.	4,000	648,360
Varian Medical Systems, Inc. (a)	4,925	426,062
Waters Corp. (a)	5,950	670,684

		5,855,901

Industrials (15.1%)
AMETEK, Inc.	12,100	636,823
C.H. Robinson Worldwide, Inc.	3,200	239,648
CLARCOR, Inc.	6,000	399,840
Donaldson Co., Inc.	17,550	677,957
Hubbell, Inc., Class B	4,900	523,467
IDEX Corp.	6,350	494,284
Lincoln Electric Holdings, Inc.	8,425	582,083
Nordson Corp.	6,500	506,740
Rockwell Collins, Inc.	5,500	464,640
Sensata Technologies Holding NV (a)	8,950	469,070
W.W. Grainger, Inc.	3,500	892,115
Wabtec Corp.	11,700	1,016,612

		6,903,279

Information Technology (12.4%)
Amphenol Corp., Class A	9,800	527,338
Check Point Software Technologies Ltd. (a)	10,000	785,700
Citrix Systems, Inc. (a)	8,950	571,010
F5 Networks, Inc. (a)	4,500	587,092
Factset Research Systems, Inc.	4,500	633,375
Fiserv, Inc. (a)	6,950	493,242
NetApp, Inc.	14,000	580,300
Paychex, Inc.	9,650	445,541
Syntel, Inc. (a)	12,050	542,009
Teradata Corp. (a)	11,025	481,572

		5,647,179

Materials (4.1%)
AptarGroup, Inc.	13,000	868,920
Ball Corp.	4,500	306,765
International Flavors & Fragrances, Inc.	6,625	671,510

		1,847,195

Real Estate Investment Trusts (1.5%)
BioMed Realty Trust, Inc. REIT	17,000	366,180
Digital Realty Trust, Inc. REIT	4,800	318,240

		684,420

Utilities (4.4%)
AGL Resources, Inc.	5,725	312,070
Northeast Utilities	9,391	502,606
ONE Gas, Inc.	8,425	347,279
Questar Corp.	17,575	444,296
Wisconsin Energy Corp.	7,500	395,550

		2,001,801

TOTAL COMMON STOCKS (Cost $26,855,804)		44,486,183

See Notes to Schedule of Portfolio Investments

Boston Trust Mid Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

INVESTMENT COMPANIES (3.0%)
Security Description	Shares	Fair Value ($)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	1,388,002	1,388,002

TOTAL INVESTMENT COMPANIES (Cost $1,388,002)		1,388,002

Total Investments (Cost $28,243,806)(c) — 100.7%		45,874,185
Liabilities in excess of other assets — (0.7)%		(300,192)

NET ASSETS — 100.0%		$45,573,993

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (98.8%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (14.0%)
Bright Horizons Family Solutions, Inc. (a)	700	32,907
Cheesecake Factory, Inc.	1,050	52,825
Choice Hotels International, Inc.	475	26,610
Dorman Products, Inc. (a)	1,000	48,270
DSW, Inc., Class A	1,625	60,612
Gentherm, Inc. (a)	900	32,958
Interval Leisure Group	1,125	23,501
Service Corp. International	3,025	68,668
Sotheby’s	575	24,829
Tenneco, Inc. (a)	725	41,042
Texas Roadhouse, Inc.	1,750	59,080
Tumi Holdings, Inc. (a)	1,950	46,274
Tupperware Brands Corp.	325	20,475
Vitamin Shoppe, Inc. (a)	1,150	55,866
Williams Sonoma, Inc.	500	37,840
Wolverine World Wide, Inc.	1,750	51,573

		683,330

Consumer Staples (2.7%)
Flowers Foods, Inc.	2,500	47,975
United Natural Foods, Inc. (a)	775	59,927
Whitewave Food Co., Class A (a)	625	21,869

		129,771

Energy (3.2%)
Denbury Resources, Inc.	3,725	30,284
Dril-Quip, Inc. (a)	325	24,937
Forum Energy Technologies, Inc. (a)	2,000	41,461
Oceaneering International, Inc.	525	30,875
RPC, Inc.	2,050	26,732

		154,289

Financials (20.9%)
Artisan Partners Asset Management, Inc.	900	45,477
Bank of Hawaii Corp.	950	56,345
BOK Financial Corp.	300	18,012
Brown & Brown, Inc.	775	25,505
City National Corp.	325	26,263
Cohen & Steers, Inc.	800	33,664
Commerce Bancshares, Inc.	967	42,055
Coresite Realty Corp.	825	32,216
Cullen/Frost Bankers, Inc.	325	22,958
East West Bancorp, Inc.	1,975	76,451
Eaton Vance Corp.	1,350	55,256
Encore Capital Group, Inc. (a)	1,375	61,050
HCC Insurance Holdings	575	30,774
Jones Lang LaSalle, Inc.	600	89,958
LPL Financial Holdings, Inc.	550	24,503
MarketAxess Holdings, Inc.	1,025	73,503
SEI Investments Co.	1,550	62,062
Signature Bank (a)	525	66,128
SVB Financial Group (a)	525	60,937
Tanger Factory Outlet Centers, Inc.	1,350	49,896
Texas Capital Bancshares, Inc. (a)	550	29,882
UMB Financial Corp.	425	24,178
Virtus Investment Partners, Inc.	125	21,311

		1,028,384

Health Care (13.7%)
Anika Therapeutics, Inc. (a)	900	36,666
Bio-Reference Labs, Inc. (a)	1,450	46,589
Bio-Techne Corp.	250	23,100
Bruker Corp. (a)	2,150	42,183
Centene Corp. (a)	475	49,329
Cyberonics, Inc. (a)	325	18,096
DENTSPLY International, Inc.	950	50,607
Haemonetics Corp. (a)	750	28,065
ICU Medical, Inc. (a)	275	22,523
MEDNAX, Inc. (a)	775	51,234
Mettler-Toledo International, Inc. (a)	225	68,054
STERIS Corp.	975	63,229
The Cooper Companies, Inc.	375	60,784
Thoratec Corp. (a)	1,150	37,328
West Pharmaceutical Services, Inc.	1,350	71,874

		669,661

Industrials (15.9%)
Chart Industries, Inc. (a)	675	23,085
CLARCOR, Inc.	725	48,314
Donaldson Co., Inc.	1,375	53,116
Franklin Electric Co., Inc.	950	35,654
Genesee & Wyoming, Inc., Class A (a)	525	47,208
Hub Group, Inc., Class A (a)	850	32,368
Hubbell, Inc., Class B	375	40,061
IDEX Corp.	500	38,920
Lincoln Electric Holdings, Inc.	650	44,908
Lindsay Manufacturing Co.	575	49,301
Middleby Corp. (a)	600	59,459
Nordson Corp.	750	58,470
Polypore International, Inc. (a)	550	25,878
Sensata Technologies Holding NV (a)	1,050	55,031
UniFirst Corp.	475	57,688
Wabtec Corp.	975	84,717
Watts Water Technologies, Inc., Class A	374	23,727

		777,905

Information Technology (15.6%)
Blackbaud, Inc.	600	25,956
Coherent, Inc. (a)	350	21,252
CommVault Systems, Inc. (a)	700	36,183
F5 Networks, Inc. (a)	425	55,448
Factset Research Systems, Inc.	400	56,300
InterDigital, Inc.	700	37,030
IPG Photonics Corp. (a)	800	59,936
Mellanox Technologies Ltd. (a)	825	35,252
Plantronics, Inc.	925	49,044
Polycom, Inc. (a)	2,525	34,088
Power Integrations, Inc.	450	23,283
Riverbed Technology, Inc. (a)	1,675	34,187
SolarWinds, Inc. (a)	1,000	49,830
Synaptics, Inc. (a)	375	25,815
Syntel, Inc. (a)	1,650	74,217
Teradata Corp. (a)	775	33,852
Ubiquiti Networks, Inc.	2,050	60,761
WEX, Inc. (a)	525	51,933

		764,367

Materials (6.0%)
AptarGroup, Inc.	1,125	75,195
Calgon Carbon Corp. (a)	2,600	54,028
Commercial Metals Co.	1,750	28,508
International Flavors & Fragrances, Inc.	725	73,486
Minerals Technologies, Inc.	900	62,505

		293,722

Real Estate Investment Trusts (1.9%)
BioMed Realty Trust, Inc. REIT	1,650	35,541

See Notes to Schedule of Portfolio Investments

Boston Trust SMID Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS, CONTINUED
		Fair
Security Description	Shares	Value ($)

Real Estate Investment Trusts, continued
Digital Realty Trust, Inc. REIT	850	56,355

		91,896

Utilities (4.9%)
AGL Resources, Inc.	850	46,334
American States Water Co.	1,350	50,841
New Jersey Resources Corp.	425	26,010
ONE Gas, Inc.	1,300	53,586
Questar Corp.	2,475	62,568

		239,339

TOTAL COMMON STOCKS (Cost $3,733,032)		4,832,664

INVESTMENT COMPANIES (0.6%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	29,217	29,217

TOTAL INVESTMENT COMPANIES (Cost $29,217)		29,217

Total Investments (Cost $3,762,249)(c) — 99.4%		4,861,881
Other assets in excess of liabilities — 0.6%		29,329

NET ASSETS — 100.0%		$4,891,210

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (99.2%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (14.3%)
Bright Horizons Family Solutions, Inc. (a)	66,675	3,134,392
Cheesecake Factory, Inc.	106,000	5,332,860
Choice Hotels International, Inc.	61,500	3,445,230
Dorman Products, Inc. (a)	112,000	5,406,240
DSW, Inc., Class A	175,000	6,527,499
Gentherm, Inc. (a)	125,275	4,587,571
Hibbett Sports, Inc. (a)	70,000	3,390,100
Interval Leisure Group	144,000	3,008,160
Sotheby’s	74,000	3,195,320
Tenneco, Inc. (a)	92,000	5,208,120
Texas Roadhouse, Inc.	139,000	4,692,640
Tumi Holdings, Inc. (a)	214,000	5,078,220
Tupperware Brands Corp.	46,750	2,945,250
Vitamin Shoppe, Inc. (a)	100,000	4,858,000
Wolverine World Wide, Inc.	214,000	6,306,580

		67,116,182

Consumer Staples (3.5%)
Darling International, Inc. (a)	128,000	2,324,480
Flowers Foods, Inc.	210,000	4,029,900
The Chefs’ Warehouse, Inc. (a)	129,500	2,983,680
United Natural Foods, Inc. (a)	93,475	7,227,954

		16,566,014

Energy (3.1%)
Dril-Quip, Inc. (a)	31,000	2,378,630
Forum Energy Technologies, Inc. (a)	230,000	4,767,900
Geospace Technologies Corp. (a)	90,350	2,394,275
Natural Gas Services Group, Inc. (a)	95,000	2,188,800
RPC, Inc.	196,000	2,555,840

		14,285,445

Financials (20.4%)
Artisan Partners Asset Management, Inc.	85,600	4,325,368
Bank of Hawaii Corp.	160,000	9,489,600
BBCN Bancorp, Inc.	249,000	3,580,620
City National Corp.	29,000	2,343,490
Cohen & Steers, Inc.	141,575	5,957,476
Commerce Bancshares, Inc.	53,000	2,304,970
Coresite Realty Corp.	143,000	5,584,149
Dime Community Bancshares, Inc.	146,000	2,376,880
Eagle Bancorp, Inc. (a)	78,000	2,770,560
Encore Capital Group, Inc. (a)	178,050	7,905,420
First Financial Bankshares, Inc.	71,250	2,128,950
First NBC Bank Holding Co. (a)	94,000	3,308,800
HFF, Inc., Class A	131,000	4,705,520
Independent Bank Corp.	95,000	4,066,950
MarketAxess Holdings, Inc.	127,000	9,107,170
Tanger Factory Outlet Centers, Inc.	130,000	4,804,800
Texas Capital Bancshares, Inc. (a)	63,500	3,449,955
Tompkins Financial Corp.	30,800	1,703,240
Trustmark Corp.	121,000	2,969,340
UMB Financial Corp.	75,000	4,266,750
Umpqua Holdings Corp.	245,000	4,167,450
Virtus Investment Partners, Inc.	17,150	2,923,904
WesBanco, Inc.	46,700	1,625,160

		95,866,522

Health Care (13.8%)
Anika Therapeutics, Inc. (a)	106,600	4,342,884
Bio-Reference Labs, Inc. (a)	180,975	5,814,727
Bio-Techne Corp.	25,925	2,395,470
Bruker Corp. (a)	385,250	7,558,605
Cantel Medical Corp.	98,003	4,239,610
Computer Programs & Systems, Inc.	89,000	5,406,750
CorVel Corp. (a)	38,883	1,447,225
Cyberonics, Inc. (a)	50,050	2,786,784
Haemonetics Corp. (a)	120,350	4,503,497
ICU Medical, Inc. (a)	27,000	2,211,300
IPC The Hospitalist Co. (a)	76,000	3,487,640
STERIS Corp.	97,000	6,290,450
Thoratec Corp. (a)	143,000	4,641,780
West Pharmaceutical Services, Inc.	176,000	9,370,240

		64,496,962

Industrials (14.3%)
Apogee Enterprises, Inc.	60,000	2,542,200
Chart Industries, Inc. (a)	98,000	3,351,600
CLARCOR, Inc.	130,000	8,663,200
ESCO Technologies, Inc.	101,050	3,728,745
Franklin Electric Co., Inc.	150,000	5,629,500
Herman Miller, Inc.	111,000	3,266,730
Hub Group, Inc., Class A (a)	149,000	5,673,920
Lindsay Manufacturing Co.	58,000	4,972,920
Polypore International, Inc. (a)	87,050	4,095,703
Team, Inc. (a)	112,000	4,531,520
Tennant Co.	99,100	7,152,047
UniFirst Corp.	71,000	8,622,950
Watts Water Technologies, Inc., Class A	75,825	4,810,338

		67,041,373

Information Technology (17.9%)
Blackbaud, Inc.	103,000	4,455,780
Coherent, Inc. (a)	43,650	2,650,428
CommVault Systems, Inc. (a)	92,000	4,755,480
InterDigital, Inc.	110,700	5,856,030
IPG Photonics Corp. (a)	122,600	9,185,192
Mellanox Technologies Ltd. (a)	147,000	6,281,310
Plantronics, Inc.	139,500	7,396,290
Polycom, Inc. (a)	337,050	4,550,175
Power Integrations, Inc.	110,000	5,691,400
Riverbed Technology, Inc. (a)	220,000	4,490,200
SolarWinds, Inc. (a)	121,325	6,045,625
Synaptics, Inc. (a)	36,000	2,478,240
Syntel, Inc. (a)	159,800	7,187,804
Ubiquiti Networks, Inc.	198,000	5,868,720
WEX, Inc. (a)	71,000	7,023,320

		83,915,994

Materials (5.0%)
Calgon Carbon Corp. (a)	214,650	4,460,427
Commercial Metals Co.	260,000	4,235,400
Minerals Technologies, Inc.	107,000	7,431,150
Quaker Chemical Corp.	77,100	7,096,284

		23,223,261

Real Estate Investment Trusts (2.5%)
BioMed Realty Trust, Inc. REIT	189,000	4,071,060
DuPont Fabros Technology, Inc. REIT	226,000	7,512,240

		11,583,300

Utilities (4.4%)
American States Water Co.	132,500	4,989,950
New Jersey Resources Corp.	60,500	3,702,600

See Notes to Schedule of Portfolio Investments

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS, CONTINUED
		Fair
Security Description	Shares	Value ($)

Utilities, continued
ONE Gas, Inc.	156,000	6,430,320
Questar Corp.	210,000	5,308,800

		20,431,670

TOTAL COMMON STOCKS (Cost $364,293,041)		464,526,723

INVESTMENT COMPANIES (0.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	3,215,033	3,215,033

TOTAL INVESTMENT COMPANIES (Cost $3,215,033)		3,215,033

Total Investments (Cost $367,508,074)(c) — 99.9%		467,741,756
Other assets in excess of liabilities — 0.1%		514,584

NET ASSETS — 100.0%		$468,256,340

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (75.8%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (9.5%)
Advance Auto Parts, Inc.	6,000	955,680
Autoliv, Inc.	4,000	424,480
DIRECTV (a)	7,800	676,260
McDonald’s Corp.	7,000	655,900
NIKE, Inc., Class B	16,000	1,538,400
Omnicom Group, Inc.	13,000	1,007,110
Ross Stores, Inc.	13,000	1,225,380
The Home Depot, Inc.	2,000	209,940
Time Warner Cable, Inc.	8,500	1,292,510

		7,985,660

Consumer Staples (9.8%)
Colgate-Palmolive Co.	15,700	1,086,283
Costco Wholesale Corp.	9,200	1,304,100
General Mills, Inc.	17,000	906,610
Nestle SA, Sponsored ADR	15,000	1,094,250
PepsiCo, Inc.	14,000	1,323,840
Procter & Gamble Co.	14,000	1,275,260
Reckitt Benckiser Group PLC, Sponsored ADR	52,000	861,640
SYSCO Corp.	10,000	396,900

		8,248,883

Energy (4.1%)
Apache Corp.	12,000	752,040
BG Group PLC, Sponsored ADR	43,000	574,480
ConocoPhillips	19,000	1,312,140
Core Laboratories NV	4,800	577,632
Denbury Resources, Inc.	29,500	239,835

		3,456,127

Financials (12.0%)
American Express Co.	10,000	930,400
Chubb Corp.	11,000	1,138,170
Cincinnati Financial Corp.	22,000	1,140,260
Comerica, Inc.	17,000	796,280
Commerce Bancshares, Inc.	16,537	719,194
JPMorgan Chase & Co.	18,250	1,142,085
PNC Financial Services Group, Inc.	12,000	1,094,760
State Street Corp.	10,000	785,000
T. Rowe Price Group, Inc.	17,000	1,459,620
US Bancorp	20,000	899,000

		10,104,769

Health Care (12.1%)
Abbott Laboratories	20,000	900,400
Becton, Dickinson & Co.	8,000	1,113,280
C.R. Bard, Inc.	5,500	916,410
DENTSPLY International, Inc.	14,000	745,780
Express Scripts Holding Co. (a)	11,000	931,370
Indivior PLC, ADR (a)	2,080	23,504
Johnson & Johnson, Inc.	12,000	1,254,840
Medtronic, Inc.	13,500	974,700
Mettler-Toledo International, Inc. (a)	3,100	937,626
Roche Holding AG, Sponsored ADR	24,000	815,760
Stryker Corp.	9,500	896,135
Waters Corp. (a)	6,000	676,320

		10,186,125

Industrials (11.7%)
3M Co.	8,500	1,396,720
Deere & Co.	8,500	751,995
Donaldson Co., Inc.	22,000	849,860
Emerson Electric Co.	16,000	987,680
Expeditors International of Washington, Inc.	7,000	312,270
Illinois Tool Works, Inc.	12,000	1,136,400
Lincoln Electric Holdings, Inc.	11,000	759,990
Sensata Technologies Holding NV (a)	11,000	576,510
Union Pacific Corp.	7,600	905,388
United Parcel Service, Inc., Class B	9,000	1,000,530
W.W. Grainger, Inc.	4,650	1,185,239

		9,862,582

Information Technology (13.7%)
Accenture PLC, Class A	11,500	1,027,065
Apple, Inc.	15,500	1,710,890
Automatic Data Processing, Inc.	13,000	1,083,810
Cdk Global, Inc.	4,333	176,613
Cisco Systems, Inc.	40,000	1,112,600
EMC Corp.	30,000	892,200
Google, Inc., Class A (a)	900	477,594
Google, Inc., Class C (a)	900	473,760
Intel Corp.	20,000	725,800
International Business Machines Corp.	3,500	561,540
Microsoft Corp.	31,000	1,439,950
Oracle Corp.	25,000	1,124,250
QUALCOMM, Inc.	9,500	706,135

		11,512,207

Materials (2.9%)
AptarGroup, Inc.	12,000	802,080
PPG Industries, Inc.	3,000	693,450
Praxair, Inc.	7,000	906,920

		2,402,450

TOTAL COMMON STOCKS (Cost $38,612,801)		63,758,803

CORPORATE BONDS (4.8%)
Consumer Discretionary (0.3%)
Leggett & Platt, Inc., 4.40%, 7/1/18	200,000	214,342

Consumer Staples (0.2%)
Campbell Soup Co., 4.50%, 2/15/19	150,000	161,763

Financials (2.3%)
American Express Co., 2.65%, 12/2/22	287,000	281,782
American Express Co., 7.00%, 3/19/18	250,000	289,450
Calvert Social Investment Fund, Series NOTZ, 1.00%, 10/2/17 (b)	75,000	75,000
Export-Import Bank of Korea, 1.75%, 2/27/18	250,000	249,078
International Finance Corp., 0.63%, 11/15/16	250,000	249,190
JPMorgan Chase & Co., 3.15%, 7/5/16	250,000	257,041
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/1/18	250,000	325,950
North American Development Bank, 4.38%, 2/1/20	100,000	109,721
Wachovia Corp., 5.75%, 6/15/17	100,000	110,466

		1,947,678

Health Care (0.5%)
Becton, Dickinson & Co., 3.13%, 11/8/21	250,000	251,315

See Notes to Schedule of Portfolio Investments

Walden Asset Management Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

CORPORATE BONDS, CONTINUED
	Shares or
	Principal	Fair
Security Description	Amount ($)	Value ($)

Health Care, continued
Merck & Co., Inc., 3.88%, 1/15/21 , Callable 10/15/20 @ 100	150,000	162,527

		413,842

Industrials (0.1%)
Hubbell, Inc., 3.63%, 11/15/22	75,000	77,580

Information Technology (1.1%)
Apple, Inc., 2.85%, 5/6/21	350,000	358,346
Oracle Corp., 3.40%, 7/8/24, Callable 4/8/24 @ 100	300,000	306,986
Oracle Corp., 5.75%, 4/15/18	200,000	226,264

		891,596

Materials (0.2%)
Sigma-Aldrich Corp., 3.38%, 11/1/20 , Callable 8/1/20 @ 100	200,000	206,872

Telecommunication Services (0.1%)
AT&T, Inc., 5.50%, 2/1/18	100,000	110,468

TOTAL CORPORATE BONDS (Cost $3,847,416)		4,024,141

MUNICIPAL BONDS (0.8%)
Illinois (0.2%):
Illinois State, GO, 5.00%, 6/1/27, NATL-RE FGIC, Callable 2/20/15 @ 100	200,000	200,624

Ohio (0.2%):
Ohio State, Series D, GO, 4.50%, 9/15/22, NATL-RE, Callable 3/15/16 @ 100, Prerefunded 3/15/16 @ 100	150,000	157,599

Wisconsin (0.4%):
Wisconsin State, Build America Bonds, GO, 4.60%, 5/1/26, Callable 5/1/21 @ 100	250,000	274,370

TOTAL MUNICIPAL BONDS (Cost $601,191)		632,593

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (16.1%)
Federal Farm Credit Bank
2.60%, 10/6/22	250,000	253,068
2.75%, 7/16/27	250,000	247,411
5.38%, 11/10/20	250,000	292,896

		793,375

Federal Home Loan Bank
0.63%, 12/28/16	1,000,000	997,725
2.50%, 3/11/22	200,000	203,083
2.88%, 6/14/24	1,000,000	1,023,135
2.88%, 9/13/24	1,000,000	1,027,418
3.25%, 6/9/23	850,000	899,730
5.25%, 12/11/20	200,000	236,679
5.25%, 8/15/22	1,000,000	1,204,498
5.50%, 7/15/36	700,000	962,016

		6,554,284

Federal Home Loan Mortgage Corporation
1.00%, 3/8/17	1,000,000	1,003,114
2.38%, 1/13/22	1,400,000	1,415,324

		2,418,438

Federal National Mortgage Association
0.88%, 12/20/17	1,000,000	990,263
1.75%, 11/26/19	500,000	500,651

		1,490,914

Government National Mortgage Association
4.00%, 9/15/40	107,883	115,878
4.00%, 9/15/41	403,763	433,684
6.50%, 5/15/32	22,249	25,413

		574,975

U.S. Treasury Inflation Index Note
0.63%, 7/15/21	263,388	267,007
1.25%, 7/15/20	1,361,000	1,430,009

		1,697,016

TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,098,030)		13,529,002

INVESTMENT COMPANIES (2.3%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (c)	1,913,958	1,913,958

TOTAL INVESTMENT COMPANIES (Cost $1,913,958)		1,913,958

Total Investments (Cost $58,073,396)(d) — 99.8%		83,858,497
Other assets in excess of liabilities — 0.2%		163,384

NET ASSETS — 100.0%		$84,021,881

(a)	Non-income producing security.
(b)	Illiquid Security.
(c)	Rate disclosed is the seven day yield as of December 31, 2014.
(d)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
FGIC	Financial Guaranty Insurance Company
GO	General Obligation
NATL-RE	Reinsured by National Public Finance Guarantee Corporation
PLC	Public Limited Company

See Notes to Schedule of Portfolio Investments

Walden Equity Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (98.8%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (13.8%)
Advance Auto Parts, Inc.	12,000	1,911,360
Autoliv, Inc.	10,000	1,061,200
DIRECTV (a)	18,000	1,560,600
McDonald’s Corp.	22,000	2,061,400
NIKE, Inc., Class B	41,000	3,942,150
Nordstrom, Inc.	30,000	2,381,700
Omnicom Group, Inc.	35,000	2,711,450
Ross Stores, Inc.	29,000	2,733,540
The TJX Cos., Inc.	3,000	205,740
Time Warner Cable, Inc.	19,000	2,889,140

		21,458,280

Consumer Staples (12.3%)
Colgate-Palmolive Co.	40,000	2,767,600
Costco Wholesale Corp.	20,000	2,835,000
General Mills, Inc.	40,000	2,133,200
Nestle SA, Sponsored ADR	38,000	2,772,100
PepsiCo, Inc.	35,000	3,309,600
Procter & Gamble Co.	36,000	3,279,240
Reckitt Benckiser Group PLC, Sponsored ADR	130,000	2,154,100

		19,250,840

Energy (5.1%)
Apache Corp.	30,000	1,880,100
BG Group PLC, Sponsored ADR	105,000	1,402,800
ConocoPhillips	46,000	3,176,760
Core Laboratories NV	13,000	1,564,420

		8,024,080

Financials (16.0%)
American Express Co.	20,000	1,860,800
BB&T Corp.	40,000	1,555,600
Chubb Corp.	21,000	2,172,870
Cincinnati Financial Corp.	50,000	2,591,500
Comerica, Inc.	41,000	1,920,440
Commerce Bancshares, Inc.	30,870	1,342,536
JPMorgan Chase & Co.	44,000	2,753,520
Northern Trust Corp.	15,000	1,011,000
PNC Financial Services Group, Inc.	22,000	2,007,060
State Street Corp.	23,000	1,805,500
T. Rowe Price Group, Inc.	43,000	3,691,980
US Bancorp	50,000	2,247,500

		24,960,306

Health Care (15.0%)
Becton, Dickinson & Co.	25,000	3,479,000
C.R. Bard, Inc.	13,000	2,166,060
DENTSPLY International, Inc.	31,000	1,651,370
Express Scripts Holding Co. (a)	32,000	2,709,440
Indivior PLC, ADR (a)	5,200	58,760
Johnson & Johnson, Inc.	28,000	2,927,960
Medtronic, Inc.	30,000	2,166,000
Mettler-Toledo International, Inc. (a)	6,000	1,814,760
Roche Holding AG, Sponsored ADR	78,000	2,651,220
Stryker Corp.	22,500	2,122,425
Waters Corp. (a)	15,000	1,690,800

		23,437,795

Industrials (15.8%)
3M Co.	18,000	2,957,760
ABB Ltd., Sponsored ADR	55,000	1,163,250
Deere & Co.	18,000	1,592,460
Donaldson Co., Inc.	42,000	1,622,460
Emerson Electric Co.	42,000	2,592,660
Hubbell, Inc., Class B	10,000	1,068,300
Illinois Tool Works, Inc.	24,000	2,272,800
Lincoln Electric Holdings, Inc.	25,000	1,727,250
Sensata Technologies Holding NV (a)	25,000	1,310,250
Union Pacific Corp.	27,000	3,216,510
United Parcel Service, Inc., Class B	18,000	2,001,060
W.W. Grainger, Inc.	12,000	3,058,680

		24,583,440

Information Technology (17.1%)
Accenture PLC, Class A	32,000	2,857,920
Apple, Inc.	35,000	3,863,300
Automatic Data Processing, Inc.	25,000	2,084,250
Cdk Global, Inc.	8,333	339,653
Cisco Systems, Inc.	95,000	2,642,425
EMC Corp.	75,000	2,230,500
Google, Inc., Class A (a)	2,600	1,379,716
Google, Inc., Class C (a)	2,400	1,263,360
International Business Machines Corp.	2,000	320,880
Microsoft Corp.	77,000	3,576,650
Oracle Corp.	60,000	2,698,200
QUALCOMM, Inc.	25,000	1,858,250
Visa, Inc.	6,000	1,573,200

		26,688,304

Materials (3.7%)
AptarGroup, Inc.	27,000	1,804,680
PPG Industries, Inc.	8,000	1,849,200
Praxair, Inc.	16,000	2,072,960

		5,726,840

TOTAL COMMON STOCKS (Cost $90,884,029)		154,129,885

INVESTMENT COMPANIES (2.0%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	3,129,029	3,129,029

TOTAL INVESTMENT COMPANIES (Cost $3,129,029)		3,129,029

Total Investments (Cost $94,013,058)(c) — 100.8%		157,258,914
Liabilities in excess of other assets — (0.8)%		(1,289,830)

NET ASSETS — 100.0%		$155,969,084

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Schedule of Portfolio Investments

Walden Midcap Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (98.0%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (14.7%)
Advance Auto Parts, Inc.	3,100	493,768
Autoliv, Inc.	2,975	315,707
Hasbro, Inc.	8,225	452,293
LKQ Corp. (a)	8,850	248,862
Nordstrom, Inc.	8,050	639,090
Omnicom Group, Inc.	9,575	741,775
O’Reilly Automotive, Inc. (a)	2,700	520,074
Ross Stores, Inc.	8,925	841,270
Sally Beauty Holdings, Inc. (a)	11,300	347,362
Williams Sonoma, Inc.	4,025	304,612

		4,904,813

Consumer Staples (8.3%)
Campbell Soup Co.	8,700	382,800
Church & Dwight Co., Inc.	10,325	813,713
McCormick & Co., Inc.	6,650	494,095
The Clorox Co.	5,875	612,234
Whole Foods Market, Inc.	9,300	468,906

		2,771,748

Energy (5.3%)
Cabot Oil & Gas Corp.	5,750	170,258
Core Laboratories NV	2,000	240,680
Denbury Resources, Inc.	25,800	209,754
Dril-Quip, Inc. (a)	2,800	214,844
Energen Corp.	4,400	280,544
FMC Technologies, Inc. (a)	7,950	372,378
Oceaneering International, Inc.	4,600	270,526

		1,758,984

Financials (17.8%)
Bank of Hawaii Corp.	3,725	220,930
BOK Financial Corp.	4,925	295,697
Brown & Brown, Inc.	9,350	307,709
Chubb Corp.	3,050	315,584
Cincinnati Financial Corp.	10,100	523,483
Comerica, Inc.	6,900	323,196
Commerce Bancshares, Inc.	7,037	306,038
Cullen/Frost Bankers, Inc.	4,400	310,816
East West Bancorp, Inc.	7,875	304,841
Eaton Vance Corp.	9,125	373,486
HCC Insurance Holdings	6,100	326,472
Jones Lang LaSalle, Inc.	2,850	427,301
Northern Trust Corp.	9,375	631,875
SEI Investments Co.	8,725	349,349
Signature Bank (a)	1,800	226,728
T. Rowe Price Group, Inc.	7,750	665,414

		5,908,919

Health Care (13.6%)
C.R. Bard, Inc.	4,425	737,293
DENTSPLY International, Inc.	8,625	459,454
Haemonetics Corp. (a)	6,025	225,456
Laboratory Corp. of America Holdings (a)	2,750	296,725
MEDNAX, Inc. (a)	5,075	335,508
Mettler-Toledo International, Inc. (a)	1,825	551,990
ResMed, Inc.	4,425	248,066
St. Jude Medical, Inc.	6,200	403,186
The Cooper Companies, Inc.	2,900	470,061
Varian Medical Systems, Inc. (a)	3,650	315,762
Waters Corp. (a)	4,450	501,603

		4,545,104

Industrials (15.9%)
AMETEK, Inc.	8,725	459,197
CLARCOR, Inc.	5,175	344,862
Donaldson Co., Inc.	14,775	570,758
Dover Corp.	3,175	227,711
Graco, Inc.	3,000	240,540
Hubbell, Inc., Class B	4,925	526,138
IDEX Corp.	4,275	332,766
Lincoln Electric Holdings, Inc.	6,300	435,267
Nordson Corp.	5,425	422,933
Sensata Technologies Holding NV (a)	6,500	340,665
W.W. Grainger, Inc.	2,475	630,853
Wabtec Corp.	8,500	738,564

		5,270,254

Information Technology (12.8%)
Check Point Software Technologies Ltd. (a)	7,000	549,990
Citrix Systems, Inc. (a)	7,575	483,285
F5 Networks, Inc. (a)	4,450	580,568
Factset Research Systems, Inc.	4,150	584,113
Fiserv, Inc. (a)	6,350	450,660
NetApp, Inc.	11,225	465,276
Paychex, Inc.	7,875	363,589
Syntel, Inc. (a)	8,850	398,073
Teradata Corp. (a)	8,650	377,832

		4,253,386

Materials (4.1%)
AptarGroup, Inc.	9,075	606,573
Ball Corp.	3,300	224,961
International Flavors & Fragrances, Inc.	5,425	549,878

		1,381,412

Real Estate Investment Trusts (1.6%)
BioMed Realty Trust, Inc. REIT	11,225	241,787
Digital Realty Trust, Inc. REIT	4,425	293,377

		535,164

Utilities (3.9%)
AGL Resources, Inc.	4,200	228,942
Northeast Utilities	7,833	419,222
ONE Gas, Inc.	7,175	295,754
Questar Corp.	14,175	358,344

		1,302,262

TOTAL COMMON STOCKS (Cost $23,403,635)		32,632,046

INVESTMENT COMPANIES (2.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	900,371	900,371

TOTAL INVESTMENT COMPANIES (Cost $900,371)		900,371

Total Investments (Cost $24,304,006)(c) — 100.7%		33,532,417
Liabilities in excess of other assets — (0.7)%		(221,470)

NET ASSETS — 100.0%		$33,310,947

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (96.9%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (14.0%)
Bright Horizons Family Solutions, Inc. (a)	6,300	296,163
Cheesecake Factory, Inc.	5,825	293,056
Choice Hotels International, Inc.	2,600	145,652
Dorman Products, Inc. (a)	5,650	272,725
DSW, Inc., Class A	8,900	331,970
Gentherm, Inc. (a)	7,200	263,664
Interval Leisure Group	6,150	128,474
Sotheby’s	3,100	133,858
Tenneco, Inc. (a)	3,950	223,610
Texas Roadhouse, Inc.	10,125	341,820
Tumi Holdings, Inc. (a)	11,600	275,268
Tupperware Brands Corp.	1,775	111,825
Vitamin Shoppe, Inc. (a)	7,125	346,133
Williams Sonoma, Inc.	4,625	350,019
Wolverine World Wide, Inc.	9,875	291,016

		3,805,253

Consumer Staples (2.6%)
Flowers Foods, Inc.	13,900	266,741
United Natural Foods, Inc. (a)	4,175	322,832
Whitewave Food Co., Class A (a)	3,000	104,970

		694,543

Energy (3.1%)
Denbury Resources, Inc.	19,850	161,381
Dril-Quip, Inc. (a)	1,750	134,278
Forum Energy Technologies, Inc. (a)	11,000	228,029
Oceaneering International, Inc.	2,925	172,019
RPC, Inc.	11,300	147,352

		843,059

Financials (20.8%)
Artisan Partners Asset Management, Inc.	4,800	242,544
Bank of Hawaii Corp.	5,475	324,722
BOK Financial Corp.	1,900	114,076
Brown & Brown, Inc.	4,125	135,754
City National Corp.	1,700	137,377
Cohen & Steers, Inc.	4,500	189,360
Commerce Bancshares, Inc.	5,643	245,414
Coresite Realty Corp.	4,975	194,274
Cullen/Frost Bankers, Inc.	1,775	125,386
East West Bancorp, Inc.	10,800	418,068
Eaton Vance Corp.	6,900	282,417
Encore Capital Group, Inc. (a)	7,950	352,980
HCC Insurance Holdings	2,800	149,856
Jones Lang LaSalle, Inc.	3,300	494,769
LPL Financial Holdings, Inc.	2,900	129,195
MarketAxess Holdings, Inc.	5,000	358,550
SEI Investments Co.	8,425	337,337
Signature Bank (a)	2,875	362,135
SVB Financial Group (a)	2,925	339,505
Tanger Factory Outlet Centers, Inc.	7,400	273,504
Texas Capital Bancshares, Inc. (a)	3,225	175,214
UMB Financial Corp.	2,300	130,847
Virtus Investment Partners, Inc.	725	123,605

		5,636,889

Health Care (13.7%)
Anika Therapeutics, Inc. (a)	5,100	207,774
Bio-Reference Labs, Inc. (a)	8,875	285,153
Bio-Techne Corp.	1,225	113,190
Bruker Corp. (a)	12,850	252,117
Centene Corp. (a)	2,625	272,606
Cyberonics, Inc. (a)	1,675	93,264
DENTSPLY International, Inc.	5,475	291,653
Haemonetics Corp. (a)	4,075	152,487
ICU Medical, Inc. (a)	1,550	126,945
MEDNAX, Inc. (a)	4,275	282,620
Mettler-Toledo International, Inc. (a)	1,225	370,514
STERIS Corp.	5,350	346,948
The Cooper Companies, Inc.	2,025	328,232
Thoratec Corp. (a)	6,100	198,006
West Pharmaceutical Services, Inc.	7,700	409,948

		3,731,457

Industrials (15.7%)
Chart Industries, Inc. (a)	3,725	127,395
CLARCOR, Inc.	3,800	253,232
Donaldson Co., Inc.	8,600	332,218
Franklin Electric Co., Inc.	5,400	202,662
Genesee & Wyoming, Inc., Class A (a)	2,925	263,016
Hub Group, Inc., Class A (a)	4,870	185,450
Hubbell, Inc., Class B	1,975	210,989
IDEX Corp.	2,425	188,762
Lincoln Electric Holdings, Inc.	3,850	265,997
Lindsay Manufacturing Co.	2,650	227,211
Middleby Corp. (a)	3,450	341,895
Nordson Corp.	4,150	323,534
Polypore International, Inc. (a)	2,900	136,445
Sensata Technologies Holding NV (a)	5,675	297,427
UniFirst Corp.	2,575	312,734
Wabtec Corp.	5,400	469,205
Watts Water Technologies, Inc., Class A	2,050	130,052

		4,268,224

Information Technology (14.4%)
Blackbaud, Inc.	2,975	128,699
Coherent, Inc. (a)	1,900	115,368
CommVault Systems, Inc. (a)	3,000	155,070
F5 Networks, Inc. (a)	1,550	202,221
Factset Research Systems, Inc.	2,475	348,356
InterDigital, Inc.	3,250	171,925
IPG Photonics Corp. (a)	4,350	325,902
Mellanox Technologies Ltd. (a)	4,525	193,353
Plantronics, Inc.	5,125	271,728
Polycom, Inc. (a)	15,625	210,938
Power Integrations, Inc.	2,500	129,350
Riverbed Technology, Inc. (a)	9,500	193,895
SolarWinds, Inc. (a)	5,225	260,362
Syntel, Inc. (a)	9,000	404,820
Teradata Corp. (a)	4,300	187,824
Ubiquiti Networks, Inc.	11,200	331,967
WEX, Inc. (a)	2,775	274,503

		3,906,281

Materials (5.9%)
AptarGroup, Inc.	5,700	380,988
Calgon Carbon Corp. (a)	13,850	287,803
Commercial Metals Co.	12,125	197,516
International Flavors & Fragrances, Inc.	4,200	425,712
Minerals Technologies, Inc.	4,500	312,525

		1,604,544

Real Estate Investment Trusts (1.9%)
BioMed Realty Trust, Inc. REIT	9,675	208,400

See Notes to Schedule of Portfolio Investments

Walden SMID Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS, CONTINUED
		Fair
Security Description	Shares	Value ($)

Real Estate Investment Trusts, continued
Digital Realty Trust, Inc. REIT	4,625	306,637

		515,037

Utilities (4.8%)
AGL Resources, Inc.	4,425	241,207
American States Water Co.	7,475	281,509
New Jersey Resources Corp.	2,350	143,820
ONE Gas, Inc.	6,900	284,418
Questar Corp.	13,500	341,279

		1,292,233

TOTAL COMMON STOCKS (Cost $21,453,133)		26,297,520

INVESTMENT COMPANIES (2.7%)
State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	733,814	733,814

TOTAL INVESTMENT COMPANIES (Cost $733,814)		733,814

Total Investments (Cost $22,186,947)(c) — 99.6%		27,031,334
Other assets in excess of liabilities — 0.4%		106,719

NET ASSETS — 100.0%		$27,138,053

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedule of Portfolio Investments

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS (99.1%)
		Fair
Security Description	Shares	Value ($)

Consumer Discretionary (14.7%)
Bright Horizons Family Solutions, Inc. (a)	12,650	594,677
Cheesecake Factory, Inc.	20,000	1,006,200
Choice Hotels International, Inc.	12,000	672,240
Dorman Products, Inc. (a)	22,200	1,071,594
DSW, Inc., Class A	33,500	1,249,550
Gentherm, Inc. (a)	25,000	915,500
Hibbett Sports, Inc. (a)	16,500	799,095
Interval Leisure Group	28,000	584,920
Sotheby’s	14,400	621,792
Tenneco, Inc. (a)	17,800	1,007,658
Texas Roadhouse, Inc.	26,700	901,392
Tumi Holdings, Inc. (a)	42,500	1,008,525
Tupperware Brands Corp.	9,000	567,000
Vitamin Shoppe, Inc. (a)	20,800	1,010,464
Wolverine World Wide, Inc.	46,000	1,355,620

		13,366,227

Consumer Staples (3.8%)
Darling International, Inc. (a)	24,800	450,368
Flowers Foods, Inc.	47,000	901,930
The Chefs’ Warehouse, Inc. (a)	25,900	596,736
United Natural Foods, Inc. (a)	19,400	1,500,105

		3,449,139

Energy (3.1%)
Dril-Quip, Inc. (a)	5,900	452,707
Forum Energy Technologies, Inc. (a)	48,025	995,558
Geospace Technologies Corp. (a)	17,250	457,125
Natural Gas Services Group, Inc. (a)	18,000	414,720
RPC, Inc.	38,000	495,520

		2,815,630

Financials (20.3%)
Artisan Partners Asset Management, Inc.	16,300	823,639
Bank of Hawaii Corp.	31,500	1,868,265
BBCN Bancorp, Inc.	48,000	690,240
City National Corp.	5,900	476,779
Cohen & Steers, Inc.	28,000	1,178,240
Commerce Bancshares, Inc.	10,500	456,645
Coresite Realty Corp.	28,000	1,093,400
Dime Community Bancshares, Inc.	26,000	423,280
Eagle Bancorp, Inc. (a)	14,500	515,040
Encore Capital Group, Inc. (a)	33,500	1,487,400
First Financial Bankshares, Inc.	13,000	388,440
First NBC Bank Holding Co. (a)	18,000	633,600
HFF, Inc., Class A	25,000	898,000
Independent Bank Corp.	18,000	770,580
MarketAxess Holdings, Inc.	24,500	1,756,895
Tanger Factory Outlet Centers, Inc.	25,500	942,480
Texas Capital Bancshares, Inc. (a)	12,300	668,259
Tompkins Financial Corp.	5,600	309,680
Trustmark Corp.	23,000	564,420
UMB Financial Corp.	14,500	824,905
Umpqua Holdings Corp.	48,500	824,985
Virtus Investment Partners, Inc.	3,200	545,568
WesBanco, Inc.	9,200	320,160

		18,460,900

Health Care (13.8%)
Anika Therapeutics, Inc. (a)	20,700	843,318
Bio-Reference Labs, Inc. (a)	37,900	1,217,727
Bio-Techne Corp.	5,200	480,480
Bruker Corp. (a)	74,500	1,461,690
Cantel Medical Corp.	19,404	839,417
Computer Programs & Systems, Inc.	17,700	1,075,275
CorVel Corp. (a)	7,600	282,872
Cyberonics, Inc. (a)	9,700	540,096
Haemonetics Corp. (a)	23,000	860,660
ICU Medical, Inc. (a)	5,200	425,880
IPC The Hospitalist Co. (a)	14,500	665,405
STERIS Corp.	18,700	1,212,695
Thoratec Corp. (a)	27,250	884,535
West Pharmaceutical Services, Inc.	34,000	1,810,160

		12,600,210

Industrials (14.5%)
Apogee Enterprises, Inc.	13,600	576,232
Chart Industries, Inc. (a)	19,000	649,800
CLARCOR, Inc.	26,500	1,765,960
ESCO Technologies, Inc.	19,500	719,550
Franklin Electric Co., Inc.	29,500	1,107,135
Herman Miller, Inc.	21,000	618,030
Hub Group, Inc., Class A (a)	29,000	1,104,320
Lindsay Manufacturing Co.	11,500	986,010
Polypore International, Inc. (a)	16,500	776,325
Team, Inc. (a)	21,500	869,890
Tennant Co.	20,000	1,443,400
UniFirst Corp.	13,600	1,651,720
Watts Water Technologies, Inc., Class A	14,600	926,224

		13,194,596

Information Technology (17.2%)
Blackbaud, Inc.	19,500	843,570
Coherent, Inc. (a)	8,689	527,596
CommVault Systems, Inc. (a)	12,400	640,956
InterDigital, Inc.	21,500	1,137,350
IPG Photonics Corp. (a)	23,500	1,760,620
Mellanox Technologies Ltd. (a)	28,000	1,196,440
Plantronics, Inc.	27,000	1,431,540
Polycom, Inc. (a)	64,500	870,750
Power Integrations, Inc.	21,500	1,112,410
Riverbed Technology, Inc. (a)	42,600	869,466
SolarWinds, Inc. (a)	18,000	896,940
Synaptics, Inc. (a)	7,100	488,764
Syntel, Inc. (a)	31,000	1,394,380
Ubiquiti Networks, Inc.	38,500	1,141,140
WEX, Inc. (a)	13,600	1,345,312

		15,657,234

Materials (5.0%)
Calgon Carbon Corp. (a)	41,500	862,370
Commercial Metals Co.	49,500	806,355
Minerals Technologies, Inc.	21,000	1,458,450
Quaker Chemical Corp.	15,700	1,445,028

		4,572,203

Real Estate Investment Trusts (2.4%)
BioMed Realty Trust, Inc. REIT	36,000	775,440
DuPont Fabros Technology, Inc. REIT	43,500	1,445,940

		2,221,380

Utilities (4.3%)
American States Water Co.	25,500	960,330
New Jersey Resources Corp.	11,500	703,800
ONE Gas, Inc.	30,000	1,236,600

See Notes to Schedules of Portfolio Investments

Walden Small Cap Innovations Fund
Schedule of Portfolio Investments	December 31, 2014
(Unaudited)

COMMON STOCKS, CONTINUED
		Fair
Security Description	Shares	Value ($)

Utilities, continued
Questar Corp.	40,500	1,023,840

		3,924,570

TOTAL COMMON STOCKS (Cost $70,398,520)		90,262,089

INVESTMENT COMPANIES (0.8%)

State Street Institutional U.S. Government Money Market Fund, Investor Shares, 0.00% (b)	727,343	727,343

TOTAL INVESTMENT COMPANIES (Cost $727,343)		727,343

Total Investments (Cost $71,125,863)(c) — 99.9%		90,989,432
Other assets in excess of liabilities — 0.1%		86,871

NET ASSETS — 100.0%		$91,076,303

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day yield as of December 31, 2014.
(c)	See Federal Tax Information listed in the Notes to the Schedules of Portfolio Investments.

REIT	Real Estate Investment Trust

See Notes to Schedules of Portfolio Investments

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2014
(Unaudited)

1. Security Valuation:

The Boston Trust & Walden Funds (the “Funds”) record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

The value of each equity security, including common stocks, is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are provided by an independent pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

The Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. If market prices are not readily available or, in the opinion of Boston Trust Investment Management, Inc. (the “Adviser”), market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value the Funds’ assets at their fair value according to policies approved by the Board.

Investments in investment companies and money market funds are valued at net asset value per share.

2. Fair Value Measurements:

The valuation techniques employed by the Funds, as described above in Security Valuation, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Level 1	—	quoted prices in active markets for identical assets
Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation techniques described above in Security Valuation, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Debt securities, including those with a remaining maturity of 60 days or less, are generally categorized as Level 2 securities in the fair value hierarchy. Open-end investment companies and money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Adviser under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of December 31, 2014 in valuing the Funds’ investments based on the three levels defined above:

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2014
(Unaudited)

		Level 2
	Level 1	Other Significant	Total Investments
Fund Name	Quoted Prices	Observable Inputs	in Securities

Boston Trust Asset Management Fund
Common Stocks[1]	$278,882,055	$—	$278,882,055
Corporate Bonds[1]	—	9,877,444	9,877,444
Municipal Bonds[2]	—	6,701,419	6,701,419
U.S. Government & U.S. Government Agency Obligations	—	53,679,606	53,679,606
Investment Companies	4,737,664	—	4,737,664

Total	283,619,719	70,258,469	353,878,188

Boston Trust Equity Fund
Common Stocks[1]	108,573,746	—	108,573,746
Investment Companies	1,140,529	—	1,140,529

Total	109,714,275	—	109,714,275

Boston Trust Midcap Fund
Common Stocks[1]	44,486,183	—	44,486,183
Investment Companies	1,388,002	—	1,388,002

Total	45,874,185	—	45,874,185

Boston Trust SMID Cap Fund
Common Stocks[1]	4,832,664	—	4,832,664
Investment Companies	29,217	—	29,217

Total	4,861,881	—	4,861,881

Boston Trust Small Cap Fund
Common Stocks[1]	464,526,723	—	464,526,723
Investment Companies	3,215,033	—	3,215,033

Total	467,741,756	—	467,741,756

Walden Asset Management Fund
Common Stocks[1]	63,758,803	—	63,758,803
Corporate Bonds[1]	—	4,024,141	4,024,141
Municipal Bonds[2]	—	632,593	632,593
U.S. Government & U.S. Government Agency Obligations	—	13,529,002	13,529,002
Investment Companies	1,913,958	—	1,913,958

Total	65,672,761	18,185,736	83,858,497

Walden Equity Fund
Common Stocks[1]	154,129,885	—	154,129,885
Investment Companies	3,129,029	—	3,129,029

Total	157,258,914	—	157,258,914

Walden Midcap Fund
Common Stocks[1]	32,632,046	—	32,632,046
Investment Companies	900,371	—	900,371

Total	33,532,417	—	33,532,417

Walden SMID Cap Innovations Fund
Common Stocks[1]	26,297,520	—	26,297,520
Investment Companies	733,814	—	733,814

Total	27,031,334	—	27,031,334

Walden Small Cap Innovations Fund
Common Stocks[1]	90,262,089	—	90,262,089
Investment Companies	727,343	—	727,343

Total	90,989,432	—	90,989,432

1	For detailed industry descriptions, see the accompanying Schedules of Portfolio Investments.
2	For detailed State classifications, see the accompanying Schedules of Portfolio Investments.

THE BOSTON TRUST & WALDEN FUNDS
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2014
(Unaudited)

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of December 31, 2014, from the valuation input levels used on March 31, 2014. The Funds did not hold any Level 3 securities during the period ended December 31, 2014.

3. Federal Tax Information

At December 31, 2014, the cost and aggregate gross unrealized appreciation and depreciation of securities, for federal tax purposes were as follows:

		Gross Tax	Gross Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Boston Trust Asset Management Fund	$213,275,641	$140,787,118	$(184,571)	$140,602,547
Boston Trust Equity Fund	57,945,028	51,797,035	(27,788)	51,769,247
Boston Trust Midcap Fund	28,244,012	18,078,861	(448,688)	17,630,173
Boston Trust SMID Cap Fund	3,761,338	1,222,068	(121,525)	1,100,543
Boston Trust Small Cap Fund	367,441,321	118,576,803	(18,276,368)	100,300,435

Walden Asset Management Fund	58,111,749	26,628,163	(881,415)	25,746,748
Walden Equity Fund	94,019,962	63,768,839	(529,887)	63,238,952
Walden Midcap Fund	24,305,867	9,633,848	(407,298)	9,226,550
Walden SMID Cap Innovations Fund	22,192,607	5,507,267	(668,540)	4,838,727
Walden Small Cap Innovations Fund	71,101,925	23,231,744	(3,344,237)	19,887,507

4. Subsequent Events:

Management evaluated subsequent events through the date these portfolios of investments were issued and concluded no subsequent events required recognition or disclosure in these portfolios of investments.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Boston Trust & Walden Funds

By (Signature and Title)*	/s/ Lucia Santina

Lucia Santini, President

Date	February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lucia Santina

Lucia Santini, President

Date	February 23, 2015

By (Signature and Title)*	/s/ Jennifer Ellis

Jennifer Ellis, Treasurer

Date	February 23, 2015